Distribution and Selling Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution and Selling Expenses [Abstract]
Rental	$ 16,066	$ 21,527	$ 30,225
Depreciation	1,218	2,680	490,527
Labor	275,026	258,233	211,274
Subsidy To Distributor	787,064	773,238	910,537
Promotion	15,623	32,216	137,210
Advertisement	1,152,176	1,591,742	1,554,023
Others	423,782	585,744	272,214
Total	$ 2,670,955	$ 3,265,380	$ 3,606,010